Statements of Consolidated Income (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
IRS Settlement		$ 74,982
Per share impact IRS Settlement (in dollars per share)		$ 0.70
Statement of Other Comprehensive Income [Abstract]
Net actuarial losses and prior service costs arising during period, tax	2,846	25,504	369
Amortization of net actuarial losses and prior service costs included in Net pension costs, tax	(13,350)	(8,183)	(9,317)
Unrealized holding gains (losses) arising during period, tax	(77)	256	(183)
Reclassification adjustments for (gains) losses included in net income, tax	$ 7	$ (42)